Stock-based Compensation - Plan Description (Details) - shares		12 Months Ended
	Dec. 14, 2022	Dec. 31, 2024
Stock options
Stock-based compensation
Option expiration period		10 years
Award vesting period		4 years
2022 Equity Incentive Plan
Stock-based compensation
Shares available for grant	1,810
Number of shares authorized for plan as a percentage of stock outstanding	15.00%
2022 Equity Incentive Plan | Minimum
Stock-based compensation
Purchase price of common stock (as a percent)		100.00%
2022 Equity Incentive Plan | Minimum | Principal (10 percent) owner
Stock-based compensation
Purchase price of common stock (as a percent)		110.00%
2022 Equity Incentive Plan | Stock options
Stock-based compensation
Award vesting period		4 years
2022 Equity Incentive Plan | Stock options | Maximum
Stock-based compensation
Option expiration period		10 years
2003 Stock Incentive Plan, as amended and restated
Stock-based compensation
Shares authorized		1,764